Borrowings (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fixed rate:
Fixed rate, Argentine Peso	$ 38,857	$ 178,840
Fixed rate, Brazilian Reais	30,430	40,779
Fixed rate, US Dollar	592,656	640,906
Subtotal fixed-rate borrowings	661,943	860,525
Floating rate:
Floating rate, Argentine Peso	74,351	46,594
Floating rate, Brazilian Reais	86,241	66,482
Subtotal floating rate borrowings	160,592	113,076
Total borrowings	822,535	973,601
Uruguayan Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	3,793	6,069
Subtotal fixed-rate borrowings	3,793	6,069
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	0	0
Subtotal floating rate borrowings	0	0
Total borrowings	3,793	6,069
Argentine Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	38,857	178,840
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	587,559	627,317
Subtotal fixed-rate borrowings	626,416	806,157
Floating rate:
Floating rate, Argentine Peso	74,351	46,594
Floating rate, Brazilian Reais	0	0
Subtotal floating rate borrowings	74,351	46,594
Total borrowings	700,767	852,751
Brazilian Reais [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	30,430	40,779
Fixed rate, US Dollar	1,304	7,520
Subtotal fixed-rate borrowings	31,734	48,299
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	86,241	66,482
Subtotal floating rate borrowings	86,241	66,482
Total borrowings	$ 117,975	$ 114,781